Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets (liabilities)
Allowance for current expected credit loss	$ 12,954	$ 24,375
Inventory write-down	11,032
Contract liabilities	3,940
Non-capital losses available for future period	449,174
Property, plant and equipment and intangible assets	(278,290)	(68,242)
Total deferred income tax assets (liabilities)	198,810	(43,867)
Valuation allowance	(198,810)
Net deferred income tax liabilities		$ (43,867)